Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 145,586	$ 478,737	$ 1,576,508
Prepaid expenses	44,832	62,691	161,609
Receivable from related party	543	1,400	1,952
Total current assets	190,961	542,828	1,740,069
Cash and marketable securities held in Trust Account	149,605,455	168,384,949	173,994,583
Other non-current assets			33,327
TOTAL ASSETS	149,796,416	168,927,777	175,767,979
Current liabilities
Accounts payable	327,563	86,528	142,613
Payable to related parties	146,595	15,709	16,649
Accrued liabilities	2,988,440	2,153,000
Notes payable to related parties	300,000	300,000
Other current liabilities			180,696
Total current liabilities	3,762,598	2,555,237	339,958
Warrant liability	425,625	1,112,300
Total liabilities	4,188,223	3,667,537	521,558
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, at a redemption value of $10.00 per share	140,608,190	160,260,230	170,246,420
Stockholders' equity
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock, par value of $0.0001 per share; 100,000,000 shares authorized	575	564	522
Additional paid-in capital	9,769,743	8,833,172	4,704,364
Retained earnings (accumulated deficit)	(4,770,315)	(3,833,726)	295,115
Total stockholders' equity	5,000,003	5,000,010	5,000,001
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' EQUITY	$ 149,796,416	$ 168,927,777	$ 175,767,979